Vessels, net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net - Consolidated Statement of Financial Position

	Vessels cost	Vessels accumulated depreciation	Dry docking costs	Accumulated depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2021	162,992	(104,111)	11,883	(8,414)	62,350
Additions/ Dry Docking Component	70,746	—	4,044	—	74,790
Depreciation expense	—	(3,665)	—	(2,751)	(6,416)
Balance at December 31, 2021	233,738	(107,776)	15,927	(11,165)	130,724
Additions/ Dry Docking Component	1,178	—	7,438	—	8,616
Depreciation expense	—	(5,233)	—	(4,646)	(9,879)
Balance at December 31, 2022	234,916	(113,009)	23,365	(15,811)	129,461
Additions/ Dry Docking Component	161	—	6,324	—	6,485
Reversal of Impairment	4,400	—	—	—	4,400
Depreciation expense	—	(4,372)	—	(4,185)	(8,557)
Sale of vessel	(58,219)	31,149	(13,444)	9,282	(31,232)
Balance at December 31, 2023	181,258	(86,232)	16,245	(10,714)	100,557

Vessels, net - Consolidated Statement of Comprehensive Income/ (loss)

	For the year ended December 31,
	2023	2022	2021
Vessels’ depreciation	4,372	5,233	3,665
Depreciation on office furniture and equipment	42	40	39
Depreciation of right of use asset (Note 16)	311	327	206
Total	4,725	5,600	3,910